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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [_]; Amendment Number:
                                               -----------------------

     This Amendment (Check only one.):   [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Silver Lake Group, L.L.C.
Address:   2775 Sand Hill Road, Suite 100
           Menlo Park, CA  94025

Form 13F File Number: 028-12791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James A. Davidson
Title:   Managing Member
Phone:   (650) 233-8130

Signature, Place, and Date of Signing:

     /s/ James A. Davidson            Menlo Park, CA            August 13, 2008
-------------------------------       --------------            ----------------
          [Signature]                 [City, State]                  [Date]

* The Reporting Manager does not have formal investment discretion with respect to all of the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the manager identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager exercises investment discretion or is a member of such a group with respect to such securities. Reference is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:        3
Form 13F Information Table Entry Total:   15
Form 13F Information Table Value Total:   $315,969
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   -----------------------------------------
1.    028-12354              Silver Lake (Offshore) AIV GP Ltd.
2.    028-12356              Silver Lake Technology Associates, L.L.C.
3.    028-12358              Silver Lake Technology Management, L.L.C.

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                           FORM 13F INFORMATION TABLE
                            Silver Lake Group, L.L.C.
                        FOR QUARTER ENDED - June 30, 2008

                          Title                                                               Voting Authority
                            of              Value     Shrs or  SH/ Put/ Investment   Other  --------------------
Name of Issuer            Class   CUSIP   (x $1000)   prn amt  PRN Call Discretion Managers Sole   Shared   None
------------------------- ----- --------- --------- ---------- --- ---- ---------- -------- ---- ---------- ----
GARTNER, INC.              COM  366651107  $248,133 11,975,518  SH         OTHER     2, 3        11,975,518
NETSCOUT SYSTEMS           COM  64115T104  $ 30,091  2,817,531  SH         OTHER     2, 3         2,817,531
ISHARES MSCI E.M.I.F       COM  464287234  $  8,337     61,428  SH         OTHER       3             61,428
ISHARES GSCI CMDTY         COM  46428R107  $  5,265     70,280  SH         OTHER       3             70,280
ISHARES LEHMAN 20 YR       COM  464287432  $    831      8,999  SH         OTHER       3              8,999
ISHARES LEHMAN TIPS        COM  464287176  $  7,041     65,289  SH         OTHER       3             65,289
ISHARES TR FTSE INDX       COM  464287184  $  2,780     21,245  SH         OTHER       3             21,245
SPDR GOLD TRGOLD SHS       COM  78463V107  $  2,094     22,913  SH         OTHER       3             22,913
SPDR LEHMAN INTERNATIONAL
   TREASURY BOND ETF       COM  78464A516  $  1,911     34,675  SH         OTHER       3             34,675
VANGUARD REIT ETF          COM  922908553  $    762     13,037  SH         OTHER       3             13,037
VANGUARD TOTAL STOCK
   MARKET ETF              COM  922908769  $  5,967     93,100  SH         OTHER       3             93,100
WISDOMTREE DREYFUS         COM  97717W182  $  1,213     47,500  SH         OTHER       3             47,500
CRNCYSHRS JPN YEN TR       COM  23130A102  $    457      4,865  SH         OTHER       3              4,865
ISHARES MSCI EAFE FD       COM  464287465  $    619      9,018  SH         OTHER       3              9,018
SPDR S&P INTERNATIONAL
   SMALL CAP ETF           COM  78463X871  $    468     15,244  SH         OTHER       3             15,244